FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions	1 Months Ended	4 Months Ended	12 Months Ended
	Jun. 30, 2022 contract	Dec. 31, 2022 USD ($) contract $ / oz	Dec. 31, 2022 USD ($) $ / bbl contract royalty knockout $ / oz	Dec. 31, 2022 CAD ($) $ / bbl contract royalty knockout	Dec. 31, 2021 USD ($)	Feb. 16, 2023 USD ($)	Dec. 31, 2022 CAD ($) $ / oz	Dec. 31, 2020 USD ($)	Sep. 23, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents and short-term investments		$ 407.8	$ 407.8		$ 552.5
Long-term debt		450.0	450.0		450.0
Accounts payable and accrued liabilities		294.1	294.1		304.4
Lease obligations		73.8	73.8		65.6			$ 66.8
Carrying amount		$ 918.7	$ 918.7		464.4
Percentage of reasonably possible decrease		10.00%	10.00%				10.00%
Percentage of reasonably possible		10.00%	10.00%				10.00%
Number of contracts | contract			4	4
Term of borrowings			30 months	30 months
Number of contracts exercised | contract	3	0
Gold floor price, per ounce (in usd per ounce) | $ / oz		1,700	1,700				1,700
Gold cap price, per ounce (in usd per ounce) | $ / oz		2,100	2,100				2,100
Gold option increase price, per ounce (in usd per ounce) | $ / oz		2,100	2,100				2,100
Increase in fair value measurement due to reasonably possible increase in unobservable input, recognised in OCI			$ 0.5
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, recognised in OCI			$ 0.5
Contract One
Disclosure of detailed information about financial instruments [line items]
Number of contracts with knockouts | royalty			3	3
Number of knockouts | knockout			4	4
Contract Two
Disclosure of detailed information about financial instruments [line items]
Number of contracts with knockouts | contract			1	1
Number of knockouts | knockout			5	5
Crude Oil Derivative Contracts
Disclosure of detailed information about financial instruments [line items]
Realized hedge losses recognized in profit or loss			$ 1.1		4.1
Hedge ineffectiveness			1.5		0.0
Scenario One
Disclosure of detailed information about financial instruments [line items]
Currency exchange, cash delivered			7.7
Currency exchange, cash received				$ 10,000,000
Scenario Two
Disclosure of detailed information about financial instruments [line items]
Currency exchange, cash delivered			$ 15.3
Currency exchange, cash received				$ 20,000,000
Minimum
Disclosure of detailed information about financial instruments [line items]
Strike price (usd$ per C$) | $ / bbl			1.30	1.30
Maximum
Disclosure of detailed information about financial instruments [line items]
Strike price (usd$ per C$) | $ / bbl			1.31	1.31
Credit Facility
Disclosure of detailed information about financial instruments [line items]
Long-term debt						$ 490.0
Carrying amount		$ 455.0	$ 455.0		0.0
Credit Facility | Long-term borrowings [member] | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Long-term debt		26.6	26.6
5.75% senior notes
Disclosure of detailed information about financial instruments [line items]
Long-term debt		450.0	450.0		450.0				$ 454.2
Carrying amount		447.6	447.6		445.7
Equipment loans
Disclosure of detailed information about financial instruments [line items]
Long-term debt		16.2	16.2		18.9
Carrying amount		$ 16.1	$ 16.1		$ 18.7
Extendable Forward contract
Disclosure of detailed information about financial instruments [line items]
Long-term debt							$ 120,000,000
Strike price (usd$ per C$)				1.32
Borrowings, monthly amount							10,000,000
Borrowings, required borrowings							$ 10,000,000